GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Equity Growth Funds
Class A Shares of the
Goldman Sachs All Cap Growth Fund
Goldman Sachs Capital Growth Fund
Goldman Sachs Concentrated Growth Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs Small/Mid Cap Growth Fund
Goldman Sachs Strategic Growth Fund
Goldman Sachs Technology Tollkeeper Fundsm

Goldman Sachs Fundamental Equity Value Funds
Class A Shares of the
Goldman Sachs Growth and Income Fund
Goldman Sachs Large Cap Value Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Small Cap Value Fund

Goldman Sachs Global Tax-Aware Equity Portfolios
Class A Shares of the
Goldman Sachs Tax-Advantaged Global Equity Portfolio
Goldman Sachs Enhanced Dividend Global Equity Portfolio

Goldman Sachs Retirement Strategies Portfolios
Class A Shares of the
Goldman Sachs Retirement Strategy 2010 Portfolio
Goldman Sachs Retirement Strategy 2015 Portfolio
Goldman Sachs Retirement Strategy 2020 Portfolio
Goldman Sachs Retirement Strategy 2030 Portfolio
Goldman Sachs Retirement Strategy 2040 Portfolio
Goldman Sachs Retirement Strategy 2050 Portfolio

Supplement dated November 29, 2010 to the
Prospectuses dated December 29, 2009

Goldman Sachs Fundamental Equity Growth Fund
Class A Shares of the
Goldman Sachs U.S. Equity Fund

Supplement dated November 29, 2010 to the
Prospectus dated November 24, 2009

Effective December 6, 2010, all purchases of Class A Shares made during a month will be combined and considered to have been made on the first day of that month. For purchases made prior to December 6, 2010, all purchases of Class A Shares made during a month will be combined and considered to have been made on the first day of the next month. Accordingly, effective December 6, 2010, each Fund’s Prospectus is amended as follows.

In each Prospectus other than the Goldman Sachs U.S. Equity Fund’s Prospectus. in the section “Shareholder Guide—How to Buy Shares—What Alternative Sales Arrangements Are Available?” the following change applies:

The language “after the end of the month in which the purchase was made” is deleted from the CDSC column applicable to Class A Shares in the table.

In the section “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares—What Is The Offering Price Of Class A Shares?” the following changes apply:

The language “after the end of the month in which such purchase was made” is deleted from footnote **, and from the fourth and fifth sentences of footnote *** to the table.

In the section “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares—What Else Do I Need To Know About Class A Shares’ CDSC?” the following change applies:

The second sentence is replaced in its entirety with the following:

However, if you redeem shares within 18 months after the beginning of the month in which the purchase was made (after the end of the month in which the purchase was made, for purchases made prior to December 6, 2010), a CDSC of 1% may be imposed.

In the section “Shareholder Guide—Common Questions Applicable to the Purchase of Class A[, B, and C] Shares—What Else Do I Need To Know About The CDSC On Class A[, B Or C] Shares?” section, the following changes apply:

In the Goldman Sachs U.S. Equity Fund’s, the Goldman Sachs Retirement Strategies Portfolios’, and the Goldman Sachs Global Tax-Aware Equity Portfolios’ Prospectuses, the following is added as the fourth bullet point. For each of the other Fund’s Prospectuses, the fourth bullet point is replaced in its entirety with the following:

■	When counting the number of months since a purchase of Class A shares was made, all purchases of Class A shares made during a month will be combined and considered to have been made on the first day of that month (the first day of the next month, for purchases made prior to December 6, 2010).

In the Goldman Sachs U.S. Equity Fund’s, the Goldman Sachs Fundamental Equity Value Funds’ and the Goldman Sachs Fundamental Equity Growth Funds’ Prospectuses, the word “payments” is replaced with “purchases” in the fifth bullet point.

This Supplement should be retained with your Prospectus for future reference.

DECEQASHRSTK 11-10